Cash from operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Profit before taxation	$ (1,880,650)	$ (543,979)	[1]	$ (8,141)
Adjustments:
Depreciation of property, plant and equipment	385,203	421,574		344,716
Amortization of intangible assets	50,383	47,330		38,166
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	87,696	38,157		51,113
Loss allowance/(reversal of loss allowance) on trade receivables	7,202	(4,446)		(34,031)
Impairment of withholding tax receivables	47,992	52,334		61,810
Impairment of Goodwill		121,596
Amortization of prepaid site rent	9,534	9,631		8,321
Net (gain)/loss on disposal of plant, property and equipment	(3,806)	3,382		(2,499)
Insurance income	(321)	(2,092)		(6,861)
Finance costs	2,436,511	872,049		422,034
Finance income	(25,209)	(15,825)		(25,522)
Impairment of inventory		138		(315)
Decrease in decommissioning expense				(2,671)
Sharebased payment expense	13,370	13,265		11,780
Operating profit before working capital changes	1,127,905	1,013,114		857,900
Changes in working capital
Decrease/(increase) in inventory	11,249	(37,750)		6,689
(Increase)/decrease in trade and other receivables	(295,260)	(141,723)		(164,382)
Increase in trade and other payables	59,029	133,233		87,866
Net movement in working capital	(224,982)	(46,240)		(69,827)
Cash from operations	$ 902,923	$ 966,874		$ 788,073

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.